Expense Example {- Fidelity Flex Freedom Blend 2015 Fund} - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 - Fidelity Flex Freedom Blend 2015 Fund - Fidelity Flex Freedom Blend 2015 Fund	Jul. 13, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none